UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-06670

CREDIT SUISSE INSTITUTIONAL FUND, INC.
(Exact name of registrant as specified in charter)

c/o Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York		10010
(Address of principal executive offices)		(Zip code)

J. Kevin Gao, Esq. Eleven Madison Avenue New York, New York 10010
(Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 325-2000

Date of fiscal year end:	October 31st

Date of reporting period:	May 1, 2007 to July 31, 2007

Item 1:                   Schedule of Investments

Credit Suisse Institutional Fund, Inc. - International Focus Portfolio

Schedule of Investments

July 31, 2007 (unaudited)

	Number of Shares	Value

COMMON STOCKS (97.0%)
Austria (1.5%)
Oil & Gas (1.5%)
C.A.T. oil AG*	12,648	$343,263
TOTAL AUSTRIA		343,263
Belgium (1.2%)
Metals & Mining (1.2%)
Umicore	1,196	271,391
TOTAL BELGIUM		271,391
Brazil (1.1%)
Oil & Gas (1.1%)
Petroleo Brasileiro SA - Petrobras ADR§	4,520	252,442
TOTAL BRAZIL		252,442
Denmark (1.3%)
Pharmaceuticals (1.3%)
Novo Nordisk AS Series B	3,817	297,000
TOTAL DENMARK		297,000
France (10.5%)
Banks (3.4%)
BNP Paribas§	3,030	333,243
Societe Generale§	2,514	432,324
		765,567
Beverages (1.2%)
Pernod Ricard SA§	1,356	284,879
Insurance (2.2%)
Axa	12,618	492,665
Oil & Gas (1.5%)
Total SA§	4,266	336,125
Pharmaceuticals (1.0%)
Sanofi-Aventis§	2,646	221,748
Textiles & Apparel (1.2%)
LVMH Moet Hennessy Louis Vuitton SA	2,347	262,429
TOTAL FRANCE		2,363,413
Germany (10.2%)
Auto Components (2.1%)
Continental AG	3,221	464,376
Banks (1.5%)
Deutsche Bank AG§	2,434	329,858
Electric Utilities (2.1%)
E.ON AG	2,967	467,116
Electrical Equipment (1.2%)
Norddeutsche Affinerie AG	6,493	280,048
Multi-Utilities (1.9%)
RWE AG	4,016	426,804
Software (1.4%)
SAP AG	5,946	322,100
TOTAL GERMANY		2,290,302
Greece (2.1%)
Diversified Telecommunication Services (2.1%)
Hellenic Telecommunications Organization SA (OTE)	15,538	466,316
TOTAL GREECE		466,316

	Number of Shares	Value

COMMON STOCKS
India (2.5%)
Diversified Telecommunication Services (2.5%)
Bharti Airtel, Ltd.*	25,127	$554,533
TOTAL INDIA		554,533
Israel (1.6%)
Pharmaceuticals (1.6%)
Teva Pharmaceutical Industries, Ltd. ADR§	8,753	367,801
TOTAL ISRAEL		367,801
Italy (3.3%)
Banks (2.7%)
Intesa Sanpaolo	64,228	486,117
UniCredito Italiano SpA	13,856	117,600
		603,717
Oil & Gas (0.6%)
Eni SpA	4,236	148,321
TOTAL ITALY		752,038
Japan (16.9%)
Automobiles (1.3%)
Toyota Motor Corp.	4,813	291,120
Banks (2.9%)
Mitsubishi UFJ Financial Group, Inc.§	21	222,980
Mizuho Financial Group, Inc.	62	434,472
		657,452
Chemicals (3.3%)
Kuraray Company, Ltd.	24,068	275,332
Shin-Etsu Chemical Company, Ltd.	6,251	459,244
		734,576
Diversified Financials (1.6%)
Daiwa Securities Group, Inc.	34,591	365,127
Electronic Equipment & Instruments (1.5%)
Omron Corp.	13,185	347,672
Household Products (1.4%)
Uni-Charm Corp.§	5,994	324,630
Machinery (2.8%)
Komatsu, Ltd.	19,704	618,745
Specialty Retail (2.1%)
Yamada Denki Company, Ltd.§	4,669	461,592
TOTAL JAPAN		3,800,914
Luxembourg (1.4%)
Energy Equipment & Services (1.4%)
Acergy SA§	11,564	307,776
TOTAL LUXEMBOURG		307,776
Mexico (2.3%)
Wireless Telecommunication Services (2.3%)
America Movil SAB de CV ADR Series L	8,534	511,016
TOTAL MEXICO		511,016
Netherlands (7.3%)
Banks (2.9%)
ABN AMRO Holding NV§	12,936	638,577
Food Products (1.6%)
Royal Numico NV§	4,851	353,116
Household Durables (1.5%)
Koninklijke (Royal) Philips Electronics NV	8,506	344,016

	Number of Shares	Value

COMMON STOCKS
Netherlands
Oil & Gas (1.3%)
Royal Dutch Shell PLC Class A§	7,659	$298,326
TOTAL NETHERLANDS		1,634,035
Norway (3.0%)
Banks (1.5%)
DNB NOR ASA	25,242	332,831
Oil & Gas (1.5%)
Prosafe ASA§	22,463	348,405
TOTAL NORWAY		681,236
Singapore (2.0%)
Banks (2.0%)
United Overseas Bank, Ltd.	30,325	442,983
TOTAL SINGAPORE		442,983
Spain (1.0%)
Tobacco (1.0%)
Altadis SA§	3,473	226,015
TOTAL SPAIN		226,015
Sweden (1.4%)
Communications Equipment (1.4%)
Telefonaktiebolaget LM Ericsson	84,762	317,357
TOTAL SWEDEN		317,357
Switzerland (4.4%)
Banks (1.7%)
UBS AG	6,818	376,951
Food Products (1.1%)
Nestle SA	647	248,232
Pharmaceuticals (1.6%)
Novartis AG	6,731	362,586
TOTAL SWITZERLAND		987,769
Taiwan (1.1%)
Diversified Telecommunication Services (1.1%)
Chunghwa Telecom Company, Ltd. ADR§	14,185	235,179
TOTAL TAIWAN		235,179
United Kingdom (20.9%)
Aerospace & Defense (1.6%)
BAE Systems PLC	42,533	360,742
Banks (5.0%)
Barclays PLC	20,973	294,724
HSBC Holdings PLC§	25,344	470,508
Royal Bank of Scotland Group PLC	29,446	350,741
		1,115,973
Beverages (1.8%)
SABMiller PLC	15,332	393,397
Commercial Services & Supplies (0.6%)
Hays PLC	38,651	125,229
Food & Drug Retailing (1.4%)
Tesco PLC	38,016	312,394
Metals & Mining (3.2%)
BHP Billiton PLC	24,711	725,368
Oil & Gas (1.7%)
BP PLC	33,923	393,160

	Number of Shares	Value

COMMON STOCKS
United Kingdom
Pharmaceuticals (2.7%)
AstraZeneca PLC	4,180	$216,134
GlaxoSmithKline PLC	15,567	394,155
		610,289

Tobacco (1.6%)
Imperial Tobacco Group PLC	8,218	360,406
Wireless Telecommunication Services (1.3%)
Vodafone Group PLC	100,281	301,600
TOTAL UNITED KINGDOM		4,698,558
TOTAL COMMON STOCKS (Cost $14,626,794)		21,801,337

SHORT-TERM INVESTMENTS (24.3%)
State Street Navigator Prime Portfolio§§	4,931,706	4,931,706

	Par (000)

State Street Bank and Trust Co. Euro Time Deposit, 4.100%, 8/01/07	$537	537,000
TOTAL SHORT-TERM INVESTMENTS (Cost $5,468,706)		5,468,706

TOTAL INVESTMENTS AT VALUE (121.3%) (Cost $20,095,500)		27,270,043

LIABILITIES IN EXCESS OF OTHER ASSETS (-21.3%)		(4,797,177)

NET ASSETS (100.0%)		$22,472,866

INVESTMENT ABBREVIATION

ADR = American Depositary Receipt

*	Non-income producing security.
§	Security or portion thereof is out on loan.
§§	Represents security purchased with cash collateral received for securities on loan.

Security Valuation – The net asset value of the Portfolio is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. Equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the “Valuation Time”). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Portfolio’s Valuation Time but after the close of the securities’ primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Directors under procedures established by the Board of Directors. The Portfolio may utilize a service provided by an independent third party which has been approved by the Board of Directors to fair value certain securities. When fair-value pricing is employed, the prices of securities used by a portfolio to calculate its net asset value may differ from quoted or published prices for the same securities.

Federal Income Tax Cost – At July 31, 2007, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $20,095,500, $7,401,730 $(227,187) and $7,174,543, respectively.

Other information regarding the Portfolio is available in the most recent Report to Shareholders. This information is also available on the Portfolio’s website at www.credit-suisse.com/us as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Credit Suisse Institutional Fund, Inc. - Asia Bond Portfolio

Schedule of Investments

July 31, 2007 (unaudited)

Par (000)			Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

BONDS (73.9%)
China (2.0%)
Chemicals (0.5%)
1,686	USD	Towngas China Company, Ltd., Company Guaranteed Notes	(BB+, Ba1)	09/23/11	8.250	$1,771,185
Forest Products (1.5%)
5,000	USD	Sino-Forest Corp., Senior Notes	(BB, Ba2)	08/17/11	9.125	5,262,500
TOTAL CHINA						7,033,685
Hong Kong (7.2%)
Banking (2.9%)
3,000	USD	Bangkok Bank PLC, Subordinated Notes	(BBB, Baa1)	03/15/29	9.025	3,560,943
3,000	USD	Chinatrust Commercial Bank, Subordinated Notes (Callable 03/17/15 @ $100.00)#	(BBB, Baa1)	03/17/49	5.625	2,898,549
4,000	USD	Wing Hang Bank, Ltd., Series EMTN, Subordinated Notes (Callable 04/20/17 @ $100.00)#	(BBB+, A3)	04/20/49	6.000	3,878,632
						10,338,124
Commercial Services (3.1%)
10,000	USD	Hutchison Whampoa, Ltd., Bonds	(A-, A3)	11/24/33	7.450	10,828,700
Distribution & Wholesale (0.3%)
1,000	USD	Li & Fung, Ltd., Senior Unsecured Notes	(A-, A3)	05/16/17	5.500	965,005
Diversified Financials (0.9%)
3,000	USD	PCCW-HWT Capital No. 2, Ltd, Company Guaranteed Notes	(BBB, Baa2)	07/15/13	6.000	3,016,359
TOTAL HONG KONG						25,148,188
India (7.0%)
Banking (4.8%)
9,000	USD	ICICI Bank, Ltd., Series EMTN, Bonds	(BBB-, Baa2)	10/22/08	4.750	8,912,961
8,000	USD	State Bank of India/London, Senior Notes	(BBB-, Baa2)	12/08/09	4.750	7,850,208
						16,763,169
Electric - Generation (1.6%)
6,000	USD	NTPC, Ltd., Series EMTN, Notes	(BBB-, NR)	03/02/16	5.875	5,769,192
Metals & Mining (0.6%)
2,000	USD	Vedanta Resources PLC, Senior Unsubordinated Notes	(BB, Ba1)	02/22/10	6.625	1,993,988
TOTAL INDIA						24,526,349
Indonesia (4.7%)
Sovereign (3.9%)
50,000,000	IDR	Indonesia Government, Bonds	(BB+, B1)	03/15/13	12.500	13,368,398
Transportation (0.8%)
3,060	USD	BLT Finance BV, Company Guaranteed Notes (Callable 05/15/12 @ $103.75)	(BB-, NR)	05/15/14	7.500	2,799,609
TOTAL INDONESIA						16,168,007
Malaysia (20.9%)
Banking (1.0%)
3,500	USD	Public Bank Berhad, Subordinated Notes (Callable 06/20/12 @ $100.00)#	(BBB+, A3)	06/20/17	5.000	3,393,953
Oil & Gas (2.2%)
7,400	USD	Petronas Capital, Ltd. Company Guaranteed Notes	(A-, A1)	05/22/12	7.000	7,883,701
Sovereign (17.7%)
50,000	MYR	Malaysian Government, Bonds	(A+, A3)	03/15/09	7.000	15,277,016
70,000	MYR	Malaysian Government, Bonds	(A+, A3)	04/13/10	3.869	20,473,455
30,000	MYR	Malaysian Government, Bonds	(A+, A3)	09/15/16	4.262	9,099,140
5,000	USD	Malaysian Government, Notes	(A-, A3)	06/01/09	8.750	5,271,955
12,000	USD	Sarawak International, Inc., Company Guaranteed Notes	(A-, Baa1)	08/03/15	5.500	11,659,968
						61,781,534
TOTAL MALAYSIA						73,059,188

Par (000)			Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

BONDS
Singapore (11.0%)
Banking (9.5%)
13,000	USD	DBS Bank, Ltd., Subordinated Notes	(A, Aa2)	05/15/11	7.125	$13,787,254
9,000	USD	Oversea-Chinese Banking Corp., Subordinated Notes	(A+, Aa2)	09/06/11	7.750	9,729,009
10,000	USD	United Overseas Bank, Ltd., Subordinated Notes	(A-, Aa2)	07/02/13	4.500	9,501,530
						33,017,793
Electric (1.5%)
3,000	USD	SP Powerassets, Ltd., Notes	(AA, Aa1)	10/22/08	3.800	2,946,159
2,500	USD	SP Powerassets, Ltd., Notes	(AA, Aa1)	10/22/13	5.000	2,432,800
						5,378,959
TOTAL SINGAPORE						38,396,752
South Korea (18.1%)
Banking (6.5%)
10,000	USD	National Agricultural Cooperative Federation, Series EMTN, Subordinated Notes (Callable 04/26/12 @ $100.00)#	(A-, A2)	04/26/17	5.375	9,761,950
6,000	USD	Shinhan Bank, Series EMTN, Subordinated Notes (Callable 07/15/10 @ $100.00)#	(BBB, A2)	07/15/15	5.125	5,899,680
6,400,000	KRW	Woori Bank, Bonds	(NR, NR)	06/27/08	5.230	6,956,542
						22,618,172
Sovereign (11.0%)
20,000,000	KRW	Korea Development Bank, Bonds	(NR, NR)	05/02/08	0.000	20,953,552
10,000,000	KRW	Korea Treasury Bond	(NR, A2)	09/10/16	5.000	10,610,236
6,750,000	KRW	Korea Treasury Bond	(NR, A2)	03/10/17	2.750	7,051,734
						38,615,522
Telecommunications (0.6%)
2,000	USD	Hanarotelecom, Inc., Senior Notes	(BB, Ba2)	02/01/12	7.000	1,992,406
TOTAL SOUTH KOREA						63,226,100
Thailand (3.0%)
Chemicals (3.0%)
2,500	USD	Aromatics (Thailand) PCL, Unsecured Notes	(BBB, Baa3)	07/20/12	5.500	2,452,010
500	USD	IRPC PCL, Unsubordinated Notes	(BBB-, Baa3)	05/25/17	6.375	494,491
8,000	USD	PTT Chemical PCL, Unsubordinated Notes	(BBB, Baa3)	06/24/15	5.500	7,562,600
TOTAL THAILAND						10,509,101
TOTAL BONDS (Cost $261,908,714)						258,067,370

SHORT-TERM INVESTMENTS (23.9%)
$5,478		State Street Bank and Trust Co. Euro Time Deposit‡‡‡		08/01/07	4.100	5,478,000
78,000		Bank of Montreal (Time Deposit)‡‡		08/01/07	5.350	78,000,000
TOTAL SHORT-TERM INVESTMENTS (Cost $83,478,000)						83,478,000

TOTAL INVESTMENTS AT VALUE (97.8%) (Cost $345,386,714)						341,545,370

OTHER ASSETS IN EXCESS OF LIABILITIES (2.2%)						7,688,154

NET ASSETS (100.0%)						$349,233,524

OPEN FUTURES CONTRACTS

	Number of	Expiration	Contract	Contract	Unrealized Appreciation/
Futures Contracts	Contracts	Date	Amount	Value	(Depreciation)

Korea Treasury 3
Year Bond Futures	800	9/18/07	$93,103,448	$93,497,226	$393,778

U.S. Treasury 10
Year Bond Futures	(503)	9/19/07	(53,867,397)	(54,033,203)	(165,806)

U.S. Treasury 20
Year Bond Futures	(135)	9/19/07	(14,748,463)	(14,858,438)	(109,975)

			$(68,615,860)	$(68,891,641)	$(275,781)

			$24,487,588	$24,605,585	$117,997

OPEN FORWARD FOREIGN CURRENCY CONTRACTS

Forward Foreign Currency Contract	Expiration Date	Foreign Currency to be Purchased/(Sold)		Contract Amount	Contract Value	Unrealized Gain (Loss)

Yuan Renminbi	10/11/07	CNY	126,492,000	16,796,176	16,920,121	123,945
Yuan Renminbi	4/14/08	CNY	49,841,137	6,803,322	6,859,180	55,858
Yuan Renminbi	7/23/08	CNY	81,995868	11,394,784	11,453,049	58,265
Indian Rupee	10/11/07	IND	249,240,000	6,132,874	6,155,287	22,413
Indian Rupee	11/30/07	IND	370,097,000	9,100,000	9,118,241	18,241
Indian Rupee	4/15/08	IND	141,593,967	3,468,740	3,465,322	(3,418)
Indonesian Rupiah	10/11/07	IDR	88,110,000,000	9,733,760	9,528,130	(205,630)
Japanese Yen	10/11/07		¥1,784,055,000	14,679,956	15,121,387	441,431
Japanese Yen	10/11/07		¥274,274,197	2,251,471	2,324,708	73,237
Japanese Yen	10/11/07		¥996,455,006	8,449,833	8,445,806	(4,027)
Malaysian Ringgit	10/10/07	MYR	24,893,000	7,300,000	7,240,792	(59,208)
Malaysian Ringgit	10/11/07	MYR	107,535,850	31,316,865	31,282,981	(33,884)
Malaysian Ringgit	1/15/08	MYR	34,089,688	10,047,064	9,984,828	(62,236)
Singapore Dollar	10/11/07	SGD	157,021,904	103,967,360	104,039,024	71,664
Singapore Dollar	10/11/07	SGD	17,702,410	11,750,297	11,729201	(21,096)
South Korean Won	10/10/07	KRW	(2,226,000,000)	(2,410,343)	(2,427,366)	(17,023)

				$250,782,159	$251,240,691	$458,532

OPEN SWAPS CONTRACTS

Currency	Notional Amount	Expiration Date	Counterparty	Receive (Pay)	Annual Premium	Deliverable on Default	Unrealized Appreciation / (Depreciation)

Interest Rate Swaps
KRW	30,000,000,000	5/11/12	CITI	Pay	0.00%	Non-Deliverable Interest Rate Swap	$493,914
KRW	(30,000,000,000)	5/11/12	CITI	Receive	0.00%	Non-Deliverable Interest Rate Swap	(201,093)

THB	330,000,000	6/04/14	CITI	Pay	0.00%	Non-Deliverable Interest Rate Swap	(270,802)
THB	(330,000,000)	6/04/14	CITI	Receive	0.00%	Non-Deliverable Interest Rate Swap	(224,691)

THB	330,000,000	6/07/14	CITI	Pay	0.00%	Non-Deliverable Interest Rate Swap	(170,353)
THB	(330,000,000)	6/07/14	CITI	Receive	0.00%	Non-Deliverable Interest Rate Swap	(201,162)
THB	325,000,000	6/14/12	CITI	Pay	0.00%	Non-Deliverable Interest Rate Swap	65,086
THB	(325,000,000)	6/14/12	CITI	Receive	0.00%	Non-Deliverable Interest Rate Swap	(232,152)
THB	717,600,000	7/24/11	CITI	Pay	0.00%	Non-Deliverable Interest Rate Swap	(529,581)
THB	(717,600,000)	7/24/11	CITI	Receive	0.00%	Non-Deliverable Interest Rate Swap	75,756

							$(1,195,078)

Currency Swaps
USD	4,859,611	6/22/17	CITI	Pay USD		Non-Deliverable Cross Currency Swap	28,915
KRW	(4,500,000,000)	6/22/17	CITI	Receive KRW		Non-Deliverable Cross Currency Swap	45,986
USD	6,951,233	7/10/08	CITI	Pay USD		Non-Deliverable Cross Currency Swap	25,233
KRW	(6,400,000,000)	7/10/08	CITI	Receive KRW		Non-Deliverable Cross Currency Swap	24,223
PHP	2,300,000,000	5/11/12	CITI	Pay PHP		Non-Deliverable Cross Currency Swap	1,004,897
USD	(48,749,470)	5/11/12	CITI	Receive USD		Non-Deliverable Cross Currency Swap	(568,419)
PHP	230,500,000	6/04/12	CITI	Pay PHP		Non-Deliverable Cross Currency Swap	(116,796)
USD	(5,000,000)	6/04/12	CITI	Receive USD		Non-Deliverable Cross Currency Swap	(42,800)
PHP	250,398,000	6/14/12	CITI	Pay PHP		Non-Deliverable Cross Currency Swap	103,951
USD	(5,400,000)	6/14/12	CITI	Receive USD		Non-Deliverable Cross Currency Swap	(38,826)

							$466,364

INVESTMENT ABBREVIATIONS

EMTN = Euro Medium Term Note

NR = Not Rated

†	Credit ratings given by the Standard & Poor’s Division of The McGraw-Hill Companies, Inc. (“S&P”) and Moody’s Investors Service, Inc. (“Moody’s”) are unaudited.
#	Variable rate obligations — The interest rate shown is the rate as of July 31, 2007.
‡‡	Collateral segregated for futures contracts.
‡‡‡	Collateral segregated for swap contracts.

IDR= Indonesian Rupiah
KRW= South Korean Won
PHP= Philippine Peso
MYR= Malaysian Ringgit
THB= Thailand Baht
USD= U.S. Dollar

Security Valuation – The net asset value of the Portfolio is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the Exchange”) on each day the Exchange is open for business.  Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments.  Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value.  Equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the “Valuation Time”).  If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Portfolio’s Valuation Time but after the close of the securities’ primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Directors under procedures established by the Board of Directors.  The Portfolio may utilize a service provided by an independent third party which has been approved by the Board of Directors to fair value certain securities.  When fair-value pricing is employed, the prices of securities used by a Portfolio to calculate its net asset value may differ from quoted or published prices for the same securities.

Federal Income Tax Cost – At July 31, 2007, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized depreciation from investments were $345,386,714, $455,672, $(4,297,016) and $(3,841,344), respectively.

Other information regarding the Portfolio is available on the Portfolio’s website at www.credit-suisse.com/us as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Item 2:                   Controls and Procedures

(a)           As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)), were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934.

(b)           There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:                   Exhibits

1.             The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CREDIT SUISSE INSTITUTIONAL FUND, INC.

/s/Keith M. Schappert
Name:	Keith M. Schappert
Title:	Chief Executive Officer
Date:	September 24, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/Keith M. Schappert
Name:	Keith M. Schappert
Title:	Chief Executive Officer
Date:	September 24, 2007

/s/Michael A. Pignataro
Name:	Michael A. Pignataro
Title:	Chief Financial Officer
Date:	September 24, 2007